Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock	Preferred Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jun. 30, 2018	$ 42,608		$ 5,919,152	$ (8,620,714)	$ (2,658,954)
Balance, shares at Jun. 30, 2018	42,608,329
Common stock issued for services	$ 484	$ 1	345,172		345,657
Common stock issued for services, shares	483,808	1,000
Common stock issued for interest	$ 668		95,137		95,805
Common stock issued for interest, shares	667,959
Common stock issued for cash	$ 84		49,916		50,000
Common stock issued for cash, shares	84,389
Common stock issued for accounts payable	$ 282		63,568		63,850
Common stock issued for accounts payable, shares	281,957
Issuance of warrants	$ 400		164,426		164,826
Issuance of warrants, shares	400,000
Issuance of common stock for debt	$ 9,248		1,318,705		1,327,953
Issuance of common stock for debt, shares	9,247,414
Loss on fair value of shares issued upon note conversion			2,736,601		2,736,601
Net loss				(4,598,343)	(4,598,343)
Balance at Jun. 30, 2019	$ 53,774	$ 1,000	10,692,679	(13,219,059)	(2,472,605)
Balance, shares at Jun. 30, 2019	53,773,856	1
Stock issued for services	$ 123		49,274		49,397
Stock issued for services, shares	122,762
Common stock issued for interest	$ 110		26,487		26,597
Common stock issued for interest, shares	110,404
Issuance of common stock for debt conversion	$ 1,409		335,591		337,000
Issuance of common stock for debt conversion, shares	1,409,349
Derivative liability reclassed upon debt conversion			213,739		213,739
Net loss				(513,581)	(513,581)
Balance at Sep. 30, 2019	$ 55,416	$ 1	11,317,770	(13,732,640)	(2,359,452)
Balance, shares at Sep. 30, 2019	55,416,371	1,000
Balance at Jun. 30, 2019	$ 53,774	$ 1,000	10,692,679	(13,219,059)	(2,472,605)
Balance, shares at Jun. 30, 2019	53,773,856	1
Balance at Dec. 31, 2019	$ 57,109	$ 1	11,701,922	(14,869,581)	(3,110,549)
Balance, shares at Dec. 31, 2019	57,109,093	1,000
Balance at Jun. 30, 2019	$ 53,774	$ 1,000	10,692,679	(13,219,059)	(2,472,605)
Balance, shares at Jun. 30, 2019	53,773,856	1
Net loss					(2,742,049)
Balance at Mar. 31, 2020	$ 60,190	$ 1	12,310,827	(15,961,108)	(3,590,090)
Balance, shares at Mar. 31, 2020	60,189,966	1,000
Balance at Jun. 30, 2019	$ 53,774	$ 1,000	10,692,679	(13,219,059)	(2,472,605)
Balance, shares at Jun. 30, 2019	53,773,856	1
Common stock issued for services	$ 1,386		307,382		308,768
Common stock issued for services, shares	1,385,990
Common stock issued for interest	$ 581		88,181		88,762
Common stock issued for interest, shares	580,666
Issuance of common stock for debt	$ 6,056		954,944		961,000
Issuance of common stock for debt, shares	6,056,168
Issuance of warrants			67,990		67,990
Loss on fair value of shares issued upon note conversion			977,000		977,000
Net loss				(4,412,063)	(4,412,063)
Balance at Jun. 30, 2020	$ 61,797	$ 1	13,088,177	(17,631,122)	(4,481,147)
Balance, shares at Jun. 30, 2020	61,796,680	1,000
Balance at Sep. 30, 2019	$ 55,416	$ 1	11,317,770	(13,732,640)	(2,359,452)
Balance, shares at Sep. 30, 2019	55,416,371	1,000
Stock issued for services	$ 85		21,415		21,500
Stock issued for services, shares	85,000
Common stock issued for interest	$ 107		15,632		15,739
Common stock issued for interest, shares	107,227
Issuance of common stock for debt conversion	$ 1,500		218,500		220,000
Issuance of common stock for debt conversion, shares	1,500,495
Derivative liability reclassed upon debt conversion			128,605		128,605
Net loss				(1,136,941)	(1,136,941)
Balance at Dec. 31, 2019	$ 57,109	$ 1	11,701,922	(14,869,581)	(3,110,549)
Balance, shares at Dec. 31, 2019	57,109,093	1,000
Common stock issued for interest	$ 321		40,615		40,936
Common stock issued for interest, shares	320,650
Issuance of common stock for debt conversion	$ 2,760		351,240		354,000
Issuance of common stock for debt conversion, shares	2,760,223
Derivative liability reclassed upon debt conversion			217,050		217,050
Net loss				(1,091,527)	(1,091,527)
Balance at Mar. 31, 2020	$ 60,190	$ 1	12,310,827	(15,961,108)	(3,590,090)
Balance, shares at Mar. 31, 2020	60,189,966	1,000
Balance at Jun. 30, 2020	$ 61,797	$ 1	13,088,177	(17,631,122)	(4,481,147)
Balance, shares at Jun. 30, 2020	61,796,680	1,000
Common stock issued for interest	$ 313		36,165		36,478
Common stock issued for interest, shares	312,938
Issuance of common stock for debt conversion	$ 2,976		344,024		347,000
Issuance of common stock for debt conversion, shares	2,975,979
Issuance of warrants for services			65,711		65,711
Loss on fair value of shares issued upon note conversion			397,532		397,532
Net loss				(943,823)	(943,823)
Balance at Sep. 30, 2020	$ 65,086	$ 1	13,931,609	(18,574,945)	(4,578,249)
Balance, shares at Sep. 30, 2020	65,085,597	1,000
Balance at Jun. 30, 2020	$ 61,797	$ 1	13,088,177	(17,631,122)	(4,481,147)
Balance, shares at Jun. 30, 2020	61,796,680	1,000
Common stock issued for interest	$ 146,954				131,017
Net loss					(3,453,142)
Balance at Mar. 31, 2021	$ 78,685	$ 1	16,663,105	(21,084,264)	(4,342,173)
Balance, shares at Mar. 31, 2021	78,685,171	1,000
Balance at Sep. 30, 2020	$ 65,086	$ 1	13,931,609	(18,574,945)	(4,578,249)
Balance, shares at Sep. 30, 2020	65,085,597	1,000
Common stock issued for services	$ 584		88,089		88,673
Common stock issued for services, shares	583,914
Common stock issued for interest	$ 336		24,672		25,008
Common stock issued for interest, shares	336,132
Issuance of common stock for debt conversion	$ 2,881		212,119		215,000
Issuance of common stock for debt conversion, shares	2,881,220
Loss on fair value of shares issued upon note conversion			(39,065)		(39,065)
Net loss				(598,705)	(598,705)
Balance at Dec. 31, 2020	$ 68,887	$ 1	14,217,423	(19,173,650)	(4,887,338)
Balance, shares at Dec. 31, 2020	68,886,863	1,000
Common stock issued for services	$ 255		43,345		43,600
Common stock issued for services, shares	255,000
Common stock issued for interest	$ 1,065		92,753		93,818
Common stock issued for interest, shares	1,065,263
Issuance of common stock for debt conversion	$ 8,478		741,522		750,000
Issuance of common stock for debt conversion, shares	8,478,045
Issuance of warrants			81,243		81,243
Loss on fair value of shares issued upon note conversion			1,507,218		1,507,218
Net loss				(1,910,614)	(1,939,714)
Balance at Mar. 31, 2021	$ 78,685	$ 1	$ 16,663,105	$ (21,084,264)	$ (4,342,173)
Balance, shares at Mar. 31, 2021	78,685,171	1,000